Securities sold under repurchase agreements and interbank and institutional market funds (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 119,591	R$ 129,382
Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	11,253	20,731
Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 108,338	108,651
Subordinated Debts [Member]
IfrsStatementLineItems [Line Items]
Interest rate	LIB to 100% of CDI
Institutional market funds	R$ 46,677	54,540
Subordinated Debts [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	836	9,851
Subordinated Debts [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 45,841	44,689
Obligations On Securities Abroad [Member]
IfrsStatementLineItems [Line Items]
Interest rate	0.09% to 5.61%
Institutional market funds	R$ 62,692	70,521
Obligations On Securities Abroad [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	9,442	10,333
Obligations On Securities Abroad [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 53,250	60,188
Raisings Through Structured Operations Certificates [Member]
IfrsStatementLineItems [Line Items]
Interest rate	3.76% to 19.38%
Institutional market funds	R$ 10,222	4,321
Raisings Through Structured Operations Certificates [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Institutional market funds	975	547
Raisings Through Structured Operations Certificates [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Institutional market funds	R$ 9,247	R$ 3,774